STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2016	Oct. 16, 2014	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 10, 2016
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Deferred Offering Costs			$ 40,666	$ 0	$ 742,757
Share Price						$ 5.00
Proceeds from Issuance of Common Stock				$ 18,473,100	0
Sale of Stock, Number of Shares Issued in Transaction				3,694,620
Additional Paid-in Capital [Member]
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Deferred Offering Costs				$ 1,931,258
Incentive Compensation Plan 2012 [Member]
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Warrants To Purchase Common Stock	5.00
Stock Issued During Period, Shares, Issued for Services	22,609	425,000		425,000
Accrued Bonuses					$ 113,045
Allocated Share-based Compensation Expense		$ 425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				106,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			318,750	318,750
Maximum [Member]
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Common Stock, Offered to Public						5,000,000
Minimum [Member]
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Common Stock, Offered to Public						3,000,000
Private Placement [Member]
STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION [Line Items]
Warrants To Purchase Common Stock			263,588	263,588
Share Price			$ 4.00	$ 4.00
Investment Warrants Expiration Date			Sep. 27, 2018	Sep. 27, 2018